Business Combinations (Acquisition of Doyo, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Nov. 29, 2013 Doyo [Member]	Nov. 26, 2013 Doyo [Member]
Business Acquisition [Line Items]
Cash consideration			$ 6,521,000	$ 6,500,000
Contingent consideration, liability	4,162,000	0	4,785,000
Total consideration			11,306,000
Tangible assets			1,324,000
Identifiable intangible assets acquired			3,620,000
Goodwill	180,252,000	134,921,000	7,626,000
Liabilities assumed			(1,264,000)
Total			$ 11,306,000